Equity Capital Structure and Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2024
Retirement Benefits [Abstract]
Summary of Restricted Stock

Restricted stock during the period ended June 30, 2024 is analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2023	20,000	$3.68
Granted	—	—
Vested	—	—
Forfeited or expired	—	—
Outstanding at June 30, 2024	20,000	$3.68